Sales (Tables)	12 Months Ended
Dec. 31, 2023
Sales
Schedule of other operating income

(in millions of euros)	2023	2022	2021
Net banking income (NBI)	156	124	119
Income from customer collection	87	91	89
Site rentals and franchises income	38	34	87
Tax credits and subsidies	47	48	44
Income from universal service	6	3	4
Other income	560	447	441
Total	894	747	783

Schedule of trade receivables

(in millions of euros)	2023	2022	2021
Gross book value of trade receivables	7,070	7,301	7,041
Allowances on trade receivables	(1,058)	(996)	(1,012)
Net book value of trade receivables	6,013	6,305	6,029

(in millions of euros)	2023	2022	2021
Net book value of trade receivables - in the opening balance	6,305	6,029	5,620
Business related variations	(379)	299	(53)
Changes in the scope of consolidation(1)	96	(3)	389
Translation adjustment	(2)	(76)	36
Reclassifications and other items	(7)	56	36
Net book value of trade receivables - in the closing balance	6,013	6,305	6,029
(1)	In 2023, changes in the scope of consolidation mainly include the acquisition of VOO for 86 million euros.

In 2021, changes in the scope of consolidation  included the externalization of Orange SA's trade receivables from concession contracts resulting from the loss of exclusive control on Orange Concessions for 288 million euros and the acquisition of Telekom Romania Communications for 100 million euros.

Schedule of categories of trade receivables

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Net trade receivables, depreciated according to their age	1,440	1,191	1,204
Net trade receivables, depreciated according to other criteria	383	324	422
Net trade receivables past due	1,823	1,515	1,627
Net trade receivables not past due(1)	4,190	4,790	4,402
Net trade receivables	6,013	6,305	6,029
o/w short-term trade receivables	5,681	6,022	5,793
o/w long-term trade receivables(2)	332	283	236

(1)	Not past due receivables are presented net of the balance of expected losses on trade receivables, which amount to (43) million euros at December 31, 2023, (46) million euros at December 31, 2022 and (54) million euros at December 31, 2021.
(2)	Includes receivables from sales of handsets with installments that are payable in more than 12 months and receivables from equipment financial lease offers for business.

Schedule of allowances on trade receivables

(in millions of euros)	2023	2022	2021
Allowances on trade receivables - in the opening balance	(996)	(1,012)	(983)
Net addition with impact on income statement	(218)	(208)	(212)
Losses on trade receivables	280	218	283
Changes in the scope of consolidation(1)	(126)	(6)	(91)
Translation adjustment	4	16	(7)
Reclassifications and other items	(2)	(4)	(1)
Allowances on trade receivables - in the closing balance	(1,058)	(996)	(1,012)

(1)	Changes in the scope of consolidation mainly include the acquisition of VOO for (124) million euros in 2023 and the acquisition of Telekom Romania Communications for (89) million euros in 2021.

Schedule of customer contract net assets and liabilities

(in millions of euros)	December 31, 2023	December 31, 2022	December 31, 2021
Customer contract net assets(1)	786	733	740
Costs to fulfill a contract	687	539	426
Costs of obtaining a contract	322	298	294
Total customer contract net assets	1,795	1,570	1,460
Prepaid telephone cards	(170)	(175)	(186)
Connection fees	(436)	(507)	(563)
Loyalty programs	(10)	(31)	(29)
Other deferred revenue(2)	(2,082)	(1,847)	(1,717)
Other customer contract liabilities	(19)	(19)	(17)
Total deferred revenue related to customer contracts	(2,717)	(2,579)	(2,512)
Total customer contract net assets and liabilities	(922)	(1,009)	(1,052)

(1)	Assets net of performance obligations.
(2)	Includes in particular subscriptions. The change in Other deferred revenue is detailed below.

Schedule of reconciliation of customer contract net assets

(in millions of euros)	2023	2022	2021
Customer contract net assets - in the opening balance	733	740	709
Business related variations(1)	39	(1)	30
Changes in the scope of consolidation(2)	14	—	4
Translation adjustment	2	(1)	—
Reclassifications and other items	(2)	(6)	(3)
Customer contract net assets - in the closing balance	786	733	740

(1)	Mainly includes new contract assets net of related liabilities, transfers of net contract assets directly to trade receivables and impairment in the period.
(2)	In 2023, the change in scope of consolidation is mainly related to the acquisition of VOO (see Note 3.2).

(in millions of euros)	2023	2022	2021
Costs of obtaining a contract - in the opening balance	298	294	262
Business related variations	15	6	20
Changes in the scope of consolidation	—	—	12
Translation adjustment	9	(2)	(1)
Reclassifications and other items	—	—	—
Costs of obtaining a contract - in the closing balance	322	298	294

(in millions of euros)	2023	2022	2021
Costs to fulfill a contract - in the opening balance	539	426	265
Business related variations	118	122	31
Changes in the scope of consolidation	28	—	—
Translation adjustment	(1)	(5)	11
Reclassifications and other items	3	(4)	118
Costs to fulfill a contract - in the closing balance	687	539	426

Schedule of deferred revenue related to customer contracts

Below is presented the change in deferred income related to customer contracts (prepaid telephone cards, connection fees, loyalty programs and other unearned income) in the statement of financial position:

(in millions of euros)	2023	2022	2021
Deferred revenue related to customer contracts - in the opening balance	2,579	2,512	1,984
Business related variations	72	101	220
Changes in the scope of consolidation(1)	39	1	183
Translation adjustment	24	(23)	13
Reclassifications and other items	2	(13)	112
Deferred revenue related to customer contracts - in the closing balance	2,717	2,579	2,512

(1)	In 2021, changes in the scope of consolidation mainly concerned prepayment of services for the construction of the network of FiberCo in Poland to Orange Polska and the acquisition of Telekom Romania Communications.

Schedule of disclosure of transaction price allocated to remaining performance obligations

(in millions of euros)	December 31, 2023
Less than one year	6,975
Between 1 and 2 years	2,761
Between 2 and 3 years	852
Between 3 and 4 years	344
Between 4 and 5 years	144
More than 5 years	168
Total remaining performance obligations	11,242

Schedule of other assets

	December 31,	December 31,	December 31,
(in millions of euros)	2023	2022	2021
Orange Money - restriction of electronic money(1)	1,430	1,242	1,030
Submarine cable consortiums(1)	272	230	194
Advances and downpayments	191	177	147
Security deposits paid	108	96	105
Other	578	688	654
Total	2,579	2,433	2,130

(1)	These receivables are offset by the liabilities of the same amount (see accounting policies below and Note 5.7).

(in millions of euros)	2023	2022	2021
Other assets - in the opening balance	2,433	2,130	1,837
Business related variations(1)	174	304	236
Changes in the scope of consolidation	11	5	24
Translation adjustment	(10)	(17)	28
Reclassifications and other items	(29)	11	5
Other assets - in the closing balance	2,579	2,433	2,130
o/w other non-current assets	192	216	254
o/w other current assets	2,388	2,217	1,875

(1)	Including the restriction of electronic money related to Orange Money for 199 million euros.